                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



 PAR
AMOUNT
(000)    DESCRIPTION                                                                           COUPON      MATURITY        VALUE
         Corporate Bonds    168.7%
         AEROSPACE    1.4%
$1,175   K & F Acquisition, Inc.                                                               7.750 %     11/15/14     $  1,192,625
                                                                                                                        ------------

         BROADCASTING    1.0%
   290   Lin Television Corp., 144A - Private Placement (a)                                    6.500       05/15/13          276,225
   515   Salem Communications Corp.                                                            7.750       12/15/10          538,819
                                                                                                                        ------------
                                                                                                                             815,044
                                                                                                                        ------------

         CABLE    10.2%
 1,175   Cablevision Systems Corp. (b)                                                         7.890       04/01/09        1,210,250
 1,490   Echostar DBS Corp.                                                                    6.375       10/01/11        1,484,412
   785   Echostar DBS Corp.                                                                    6.625       10/01/14          781,075
 2,195   Intelsat Bermuda Ltd., 144A - Private Placement (Bermuda) (a) (b)                     8.695       01/15/12        2,244,387
    80   Intelsat Bermuda Ltd., 144A - Private Placement (Bermuda) (a)                         8.250       01/15/13           80,900
 1,700   Kabel Deutschland GMBH, 144A - Private Placement (Germany) (a)                       10.625       07/01/14        1,887,000
   693   PanAmSat Corp.                                                                        9.000       08/15/14          734,580
                                                                                                                        ------------
                                                                                                                           8,422,604
                                                                                                                        ------------

         CHEMICALS    12.6%
 1,070   Equistar Chemicals LP                                                                10.125       09/01/08        1,155,600
   600   Equistar Chemicals LP                                                                10.625       05/01/11          657,000
   335   Huntsman Advanced Materials LLC                                                      11.000       07/15/10          376,875
   740   Innophos, Inc.,144A - Private Placement (a)                                           8.875       08/15/14          760,350
   335   ISP Chemco, Inc.                                                                     10.250       07/01/11          363,056
 1,575   ISP Holdings, Inc.                                                                   10.625       12/15/09        1,673,437
   250   Koppers, Inc.                                                                         9.875       10/15/13          277,500
 1,350   Lyondell Chemical Co.                                                                10.500       06/01/13        1,532,250
    95   Millennium America, Inc.                                                              7.000       11/15/06           97,491
   905   Millennium America, Inc.                                                              9.250       06/15/08          977,400
   930   Nalco Co.                                                                             7.750       11/15/11          955,575
   860   Rhodia SA (France)                                                                    8.875       06/01/11          817,000
   762   Rockwood Specialties Group, Inc.                                                     10.625       05/15/11          834,390
                                                                                                                        ------------
                                                                                                                          10,477,924
                                                                                                                        ------------

         CONSUMER PRODUCTS    6.0%
   470   Amscan Holdings, Inc.                                                                 8.750       05/01/14          413,600
   365   Oxford Industrials, Inc.                                                              8.875       06/01/11          381,425
 2,150   Phillips Van-Heusen Corp.                                                             7.250       02/15/11        2,171,500
 1,105   Rayovac Corp.                                                                         8.500       10/01/13        1,071,850
   335   Spectrum Brands, Inc.                                                                 7.375       02/01/15          303,175
   544   Tempur Pedic, Inc.                                                                   10.250       08/15/10          595,680
                                                                                                                        ------------
                                                                                                                           4,937,230
                                                                                                                        ------------

         DIVERSIFIED MEDIA    9.1%
   740   AMC Entertainment, Inc. (b)                                                           8.040       08/15/10          747,400
 1,300   CanWest Media, Inc. (Canada)                                                         10.625       05/15/11        1,420,250
 1,425   CanWest Media, Inc. (Canada)                                                          8.000       09/15/12        1,519,406
   685   Dex Media West Finance Corp.                                                          9.875       08/15/13          759,494
   370   Houghton Mifflin Co.                                                                  8.250       02/01/11          383,875
 1,075   Houghton Mifflin Co.                                                                  9.875       02/01/13        1,144,875
 1,500   Primedia, Inc.                                                                        8.875       05/15/11        1,578,750
                                                                                                                        ------------
                                                                                                                           7,554,050
                                                                                                                        ------------

         ENERGY    17.2%
   795   CHC Helicopter Corp. (Canada)                                                         7.375       05/01/14          818,850
   685   CHC Helicopter Corp., 144A - Private Placement (Canada) (a)                           7.375       05/01/14          705,550
 1,825   Chesapeake Energy Corp.                                                               6.625       01/15/16        1,856,937
 1,870   CITGO Petroleum Corp.                                                                 6.000       10/15/11        1,879,350
   330   Compagnie Generale de Geophysique, SA, 144A - Private Placement (France) (a)          7.500       05/15/15          344,850
 1,500   Frontier Oil Corp.                                                                    6.625       10/01/11        1,554,375
   160   Hanover Compressor Co.                                                                8.625       12/15/10          173,200
   670   Hanover Compressor Co.                                                                9.000       06/01/14          747,887
   288   Hanover Equipment Trust                                                               8.500       09/01/08          300,960
   280   Hanover Equipment Trust                                                               8.750       09/01/11          298,900
   960   Hilcorp Energy Finance Corp., 144A - Private Placement (a)                           10.500       09/01/10        1,060,800
   328   Magnum Hunter Resources, Inc.                                                         9.600       03/15/12          357,520
   650   Pacific Energy Partners                                                               7.125       06/15/14          677,625
   750   Pogo Producing Co., 144A - Private placement (a)                                      6.875       10/01/17          764,062
   434   Port Arthur Finance Corp.                                                            12.500       01/15/09          497,027
   315   Tesoro Petroleum Corp.                                                                9.625       04/01/12          348,469
 1,785   Vintage Petroleum, Inc.                                                               7.875       05/15/11        1,874,250
                                                                                                                        ------------
                                                                                                                          14,260,612
                                                                                                                        ------------

               FINANCIAL    1.0%
   773   Refco Finance Holdings LLC                                                            9.000       08/01/12          844,502
                                                                                                                        ------------

         FOOD & DRUG    3.9%
 1,200   Delhaize America, Inc.                                                                8.125       04/15/11        1,306,574
   265   Jean Coutu Group (PJC), Inc. (Canada)                                                 7.625       08/01/12          270,962
   530   Jean Coutu Group (PJC), Inc. (Canada)                                                 8.500       08/01/14          530,000
 2,750   Jitney-Jungle Stores America, Inc. (c) (d) (e)                                       12.000       03/01/06                0
 1,105   Rite Aid Corp.                                                                        8.125       05/01/10        1,132,625
                                                                                                                        ------------
                                                                                                                           3,240,161
                                                                                                                        ------------

         FOOD & TOBACCO    9.7%
 1,300   Constellation Brands, Inc.                                                            8.000       02/15/08        1,371,500
   595   Michael Foods, Inc.                                                                   8.000       11/15/13          610,619
 1,335   Pilgrim's Pride Corp.                                                                 9.625       09/15/11        1,441,800
   405   Pilgrim's Pride Corp.                                                                 9.250       11/15/13          447,525
 1,145   RJ Reynolds Tobacco Holdings, Inc., 144A - Private Placement (a)                      6.500       07/15/10        1,147,862
   380   Smithfield Foods, Inc.                                                                7.625       02/15/08          395,200
 1,810   Smithfield Foods, Inc.                                                                8.000       10/15/09        1,923,125
   685   Smithfield Foods, Inc.                                                                7.000       08/01/11          702,125
                                                                                                                        ------------
                                                                                                                           8,039,756
                                                                                                                        ------------

         FOREST PRODUCTS    9.9%
   575   Abitibi-Consolidated, Inc. (Canada)                                                   8.550       08/01/10          587,937
   890   Abitibi-Consolidated, Inc. (Canada)                                                   6.000       06/20/13          785,425
 1,680   Georgia-Pacific Corp.                                                                 8.875       02/01/10        1,881,600
 1,000   Graphic Packaging International, Inc.                                                 9.500       08/15/13          945,000

 2,370   Owens-Brockway Glass Containers, Inc.                                                 8.875       02/15/09        2,500,350
   170   Pliant Corp.                                                                         11.125       09/01/09          147,050
   395   Pliant Corp.                                                                         13.000       06/01/10          189,600
 1,855   Tembec Industries, Inc. (Canada)                                                      7.750       03/15/12        1,187,200
                                                                                                                        ------------
                                                                                                                           8,224,162
                                                                                                                        ------------

         GAMING & LEISURE    15.6%
   750   Ceasars Entertainment                                                                 8.875       09/15/08          822,187
 1,610   Harrahs Operating Co., Inc.                                                           7.875       12/15/05        1,624,087
   136   HMH Properties, Inc.                                                                  7.875       08/01/08          138,380
 1,135   Host Marriott LP                                                                      7.125       11/01/13        1,164,794
   965   Host Marriott LP                                                                      6.375       03/15/15          940,875
 1,090   Isle of Capri Casinos, Inc.                                                           7.000       03/01/14        1,050,487
   740   Las Vegas Sands Corp.                                                                 6.375       02/15/15          717,800
 2,420   MGM Mirage, Inc.                                                                      6.000       10/01/09        2,401,850
   265   MGM Mirage, Inc.                                                                      5.875       02/27/14          253,075
 1,510   Mohegan Tribal Gaming Authority                                                       7.125       08/15/14        1,570,400
   870   Park Place Entertainment Corp.                                                        7.875       12/15/05          877,612
 1,160   Station Casinos, Inc.                                                                 6.000       04/01/12        1,164,350
   175   Station Casinos, Inc.                                                                 6.875       03/01/16          178,281
                                                                                                                        ------------
                                                                                                                          12,904,178
                                                                                                                        ------------

         HEALTHCARE    12.8%
1,500    Amerisourcebergen Corp., 144A - Private Placement (a)                                 5.625       09/15/12        1,485,000
  595    Community Health Systems, Inc.                                                        6.500       12/15/12          599,463
  605    Davita, Inc.                                                                          6.625       03/15/13          615,588


1,985    Extendicare Health Services, Inc.                                                     6.875       05/01/14        1,965,150
  285    Fisher Scientific International, Inc.                                                 6.750       08/15/14          299,963
  370    Fisher Scientific International, Inc., 144A - Private Placement (a)                   6.125       07/01/15          372,775
   97    Fresenius Medical Care Capital Trust II                                               7.875       02/01/08        1,011,225
  415    Fresenius Medical Care Capital Trust IV                                               7.875       06/15/11          448,200
  482    HCA, Inc.                                                                             8.750       09/01/10          534,731
  895    HCA, Inc.                                                                             6.375       01/15/15          889,944
  150    National Nephrology Associates, Inc., 144A - Private Placement (a)                    9.000       11/01/11          167,625
  750    Res-Care, Inc., 144A - Private Placement (a) (f)                                      7.750       10/15/13          757,500
1,405    Ventas Realty Ltd. Partnership, 144A - Private Placement (a)                          6.750       06/01/10        1,433,100
                                                                                                                        ------------
                                                                                                                          10,580,264
                                                                                                                        ------------

         HOUSING    5.3%
2,165    Associated Materials, Inc. (g)                                                     0/11.250       03/01/14        1,093,325
1,090    Interface, Inc.                                                                       9.500       02/01/14        1,095,450
  440    RMCC Acquisition Co., 144A - Private Placement (a)                                    9.500       11/01/12          446,600
  650    Technical Olympic USA, Inc.                                                           9.000       07/01/10          676,000
  505    Technical Olympic USA, Inc.                                                           9.000       07/01/10          525,200
  540    Technical Olympic USA, Inc.                                                          10.375       07/01/12          571,050
                                                                                                                        ------------
                                                                                                                           4,407,625
                                                                                                                        ------------

         INFORMATION TECHNOLOGY    3.8%
1,340    Iron Mountain, Inc.                                                                   8.625       04/01/13        1,410,350
  780    Iron Mountain, Inc.                                                                   7.750       01/15/15          795,600
1,010    Sanmina-Sci Corp.                                                                     6.750       03/01/13          964,550
                                                                                                                        ------------
                                                                                                                           3,170,500
                                                                                                                        ------------


         MANUFACTURING    3.3%
   925   JohnsonDiversey, Inc.                                                                 9.625       05/15/12          927,313
   764   Manitowoc, Inc.                                                                      10.500       08/01/12          857,590
   590   Propex Fabrics, Inc.                                                                 10.000       12/01/12          547,225
   510   Trimas Corp.                                                                          9.875       06/15/12          420,750
                                                                                                                        ------------
                                                                                                                           2,752,878
                                                                                                                        ------------

         METALS    4.6%
   361   Doe Run Resources Corp. (Acquired 02/15/01 to 10/15/04, Cost $316,912) (h) (i)       11.750       11/01/08          290,720
   245   Foundation, PA Coal Co.                                                               7.250       08/01/14          256,638
   365   General Cable Corp.                                                                   9.500       11/15/10          385,988
 1,460   Novelis, Inc.,144A - Private Placement (Canada) (a)                                   7.250       02/15/15        1,387,000
   765   UCAR Finance, Inc.                                                                   10.250       02/15/12          824,288
   585   United States Steel Corp.                                                             9.750       05/15/10          644,963
                                                                                                                        ------------
                                                                                                                           3,789,597
                                                                                                                        ------------

         RETAIL    2.7%
   830   Brown Shoe Co., Inc.                                                                  8.750       05/01/12          879,800
   405   General Nutrition Center, Inc.                                                        8.500       12/01/10          347,288
 1,025   Petro Stopping Center Financial                                                       9.000       02/15/12        1,014,750
                                                                                                                         -----------
                                                                                                                           2,241,838
                                                                                                                         -----------

         SERVICES    5.9%
 1,690   Allied Waste North America, Inc.                                                      8.875       04/01/08        1,770,275
   950   Allied Waste North America, Inc.                                                      8.500       12/01/08          995,125
    45   Allied Waste North America, Inc.                                                      7.875       04/15/13           46,125
   890   Buhrmann US, Inc.                                                                     8.250       07/01/14          914,475
   295   Buhrmann US, Inc.                                                                     7.875       03/01/15          297,950
   700   MSW Energy Holdings II LLC                                                            7.375       09/01/10          729,750
   150   MSW Energy Holdings LLC                                                               8.500       09/01/10          161,625
                                                                                                                         -----------
                                                                                                                           4,915,325
                                                                                                                         -----------

         TELECOMMUNICATIONS    6.8%
 1,325   Axtel SA (Mexico)                                                                    11.000       12/15/13        1,493,938
   500   Exodus Communications, Inc. (c) (d) (e)                                              11.250       07/01/08                0
 1,000   Qwest Corp.                                                                           7.875       09/01/11        1,047,500
 3,000   Qwest Corp., 144A - Private Placement  (a) (b)                                        7.120       06/15/13        3,135,000
                                                                                                                         -----------
                                                                                                                           5,676,438
                                                                                                                         -----------

         TRANSPORTATION    11.5%
   340   Arvin Meritor, Inc.                                                                   8.750       03/01/12          334,900
 1,130   Ford Motor Credit Co.                                                                 5.625       10/01/08        1,068,525
   455   Ford Motor Credit Co.                                                                 5.800       01/12/09          424,859


 1,175   General Motors Acceptance Corp.                                                       4.375       12/10/07        1,106,404
   515   General Motors Acceptance Corp.                                                       6.875       09/15/11          469,003
   530   General Motors Acceptance Corp.                                                       6.875       08/28/12          474,955
   295   Hertz Corp.                                                                           7.400       03/01/11          286,175
   880   Hertz Corp.                                                                           7.625       06/01/12          845,970
 1,110   Lear Corp.                                                                            8.110       05/15/09        1,104,767
 2,250   Sonic Automotive, Inc.                                                                8.625       08/15/13        2,238,750
 1,055   TRW Automotive, Inc.                                                                  9.375       02/15/13        1,149,950
                                                                                                                         -----------
                                                                                                                           9,504,258
                                                                                                                         -----------

         UTILITY    10.3%
   127   AES Corp.                                                                             9.375       09/15/10          140,653
    41   AES Corp.                                                                             8.875       02/15/11           44,690
   850   AES Corp.                                                                             7.750       03/01/14          905,250
   115   CMS Energy Corp.                                                                      7.500       01/15/09          121,038
   700   CMS Energy Corp.                                                                      8.500       04/15/11          782,250
   615   CMS Energy Corp.                                                                      6.300       02/01/12          622,688
 1,010   Dynegy Holdings, Inc.                                                                 6.875       04/01/11          992,325
   640   Dynegy Holdings, Inc., 144A - Private Placement (a)                                   9.875       07/15/10          700,800
   405   IPALCO Enterprises, Inc.                                                              8.625       11/14/11          451,575
   835   Monongahela Power Co.                                                                 5.000       10/01/06          836,908
   510   Nevada Power Co.                                                                      8.250       06/01/11          568,650
   552   Nevada Power Co.                                                                      9.000       08/15/13          615,826
   620   PSEG Energy Holdings                                                                  7.750       04/16/07          637,050
    20   PSEG Energy Holdings                                                                  8.625       02/15/08           21,000
   695   Reliant Energy, Inc.                                                                  6.750       12/15/14          686,313
   340   Southern Natural Gas Co.                                                              8.875       03/15/10          369,209
                                                                                                                         -----------
                                                                                                                           8,496,225
                                                                                                                         -----------

         WIRELESS COMMUNICATIONS    4.1%
 1,775   Nextel Communications, Inc.                                                           6.875       10/31/13        1,885,748
 1,000   Rural Cellular Corp.                                                                  8.250       03/15/12        1,055,000
   435   Rural Cellular Corp. (b)                                                              8.370       03/15/10          450,225
                                                                                                                         -----------
                                                                                                                           3,390,973
                                                                                                                         -----------

TOTAL CORPORATE BONDS                                                                                                   $139,838,769
                                                                                                                        ------------


Description                                                                                                                VALUE

Equities    1.1%
         DecisionOne Corp. (5,483 common shares) (e) (j)                                                                           0
         DecisionOne Corp. (12,056 common stock warrants) (e) (j)                                                                  0
         Doe Run Resources Corp. (1 common stock warrant) (e) (j)                                                                  0
         HCI Direct, Inc. (60,714 common shares) (e) (j)                                                                     910,710
         Hosiery Corp. of America, Inc. (1,000 common shares) (e) (j)                                                              0
         VS Holdings, Inc. (20,207 common shares) (e) (j)                                                                          0
                                                                                                                          ----------

TOTAL EQUITIES                                                                                                               910,710
                                                                                                                          ----------

TOTAL LONG-TERM INVESTMENTS    169.8%
   (Cost $145,239,203)                                                                                                   140,749,479

Repurchase Agreement    5.3%

         State Street Bank & Trust Co. ($4,362,000 par
         collateralized by U.S. Government obligations in a
         pooled cash account, interest rate of 3.65%, dated
         09/30/05, to be sold on 10/03/05 at $4,363,327)                                                                   4,362,000
            (Cost $4,362,000)                                                                                           ------------

TOTAL INVESTMENTS    175.1%
   (Cost $149,601,203)                                                                                                145,111,479

OTHER ASSETS IN EXCESS OF LIABILITIES  3.9%                                                                             3,250,910

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (79.0%)                                                          65,499,064
                                                                                                                    -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $  82,863,325
                                                                                                                    =============


Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Variable rate security. Interest rate shown is that in effect at September 30, 2005.

(c)  Non-income producing as security is in default.

(d)  This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)  Securities purchased on a when-issued or delayed delivery basis.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h)  Payment-in-kind security.

(i) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets applicable to common shares.

(j)  Non-income producing security.


     See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen High Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005